Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2018
Leasehold improvements [Member]
Statements Line Items
Useful life of property, plant and equipment	Lease term
Furniture and office equipment [Member]
Statements Line Items
Useful life of property, plant and equipment	3-5 years